UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska          68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period:  10/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS
October 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 91.8%
	ADVERTISING - 2.7%
4,200	Acorn International, Inc. - ADR *	$ 24,066
2,330	AirMedia Group, Inc. - ADR *	19,269
4,740	China Mass Media Corp. - ADR *	16,874
2,500	Clear Channel Outdoor Holdings, Inc. - Cl. A *	17,050
1,550	Focus Media Holding Ltd. - ADR *	18,662
1,300	Harte-Hanks, Inc.	15,262
2,270	Interpublic Group of Cos, Inc. *	13,665
620	Lamar Advertising Co. *	15,066
4,571	Marchex, Inc. - Cl. B	20,707
470	Omnicom Group, Inc.	16,112
2,147	VisionChina Media, Inc. - ADR *	17,949
		194,682
	APPLICATIONS SOFTWARE - 0.2%
10,370	Geeknet, Inc. *	12,029

	BIOTECHNOLOGY - 3.0%
150	Acorda Therapeutics, Inc. *	3,260
170	Affymax, Inc. *	3,424
100	Alexion Pharmaceuticals, Inc. *	4,441
180	Alnylam Pharmaceuticals, Inc. *	3,067
70	AMAG Pharmaceuticals, Inc. *	2,645
860	American Oriental Bioengineering, Inc. *	3,406
60	Amgen, Inc. *	3,224
290	Amylin Pharmaceuticals, Inc. *	3,202
1,330	Anadys Pharmaceuticals, Inc. *	2,594
1,000	Arena Pharmaceuticals, Inc. *	3,530
1,580	Ariad Pharmaceuticals, Inc. *	2,844
740	Arqule, Inc. *	2,479
880	ARYx Therapeutics, Inc. *	2,200
310	BioCryst Pharmaceuticals, Inc. *	2,768
70	Biogen Idec, Inc. *	2,949
2,030	Cel-Sci Corp. *	2,132
980	Celera Corp. *	6,066
70	Celgene Corp. *	3,574
AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value
	BIOTECHNOLOGY - 3.0% (continued)
500	Celldex Therapeutics, Inc. *	$ 2,180
880	Cleveland Biolabs, Inc. *	3,467
400	Clinical Data, Inc. *	6,312
1,140	Compugen Ltd. *	2,918
170	Crucell NV - ADR *	3,358
190	Cubist Pharmaceuticals, Inc. *	3,219
1,490	Curis, Inc. *	2,965
660	Cytokinetics, Inc. *	2,105
120	Dendreon Corp. *	3,032
2,560	Discovery Laboratories, Inc. *	2,381
210	Emergent Biosolutions, Inc. *	3,028
1,340	Enzo Biochem, Inc. *	7,383
460	Enzon Pharmaceuticals, Inc. *	3,859
660	Exelixis, Inc. *	4,013
60	Genzyme Corp. *	3,036
570	Geron Corp. *	3,483
80	Gilead Sciences, Inc. *	3,404
340	GTx, Inc. *	3,053
530	Halozyme Therapeutics, Inc. *	3,212
540	Idera Pharmaceuticals, Inc. *	2,884
170	Illumina, Inc. *	5,457
440	Immunogen, Inc. *	2,944
700	Immunomedics, Inc. *	2,492
3,880	Inovio Biomedical Corp. *	3,996
250	InterMune, Inc. *	3,020
1,241	Ligand Pharmaceuticals, Inc. *	2,110
170	Martek Biosciences Corp. *	3,053
370	Medicines Co./The *	2,660
630	Molecular Insight Pharmaceuticals, Inc. *	3,024
410	Momenta Pharmaceuticals, Inc. *	3,739
840	Nanosphere, Inc. *	5,611
1,870	Novabay Pharmaceuticals, Inc. *	4,151
640	Novavax, Inc. *	2,458
100	OncoGenex Pharmaceutical, Inc. *	2,911
100	OSI Pharmaceuticals, Inc. *	3,222
510	PDL BioPharma, Inc.	4,289
170	Regeneron Pharmaceuticals, Inc. *	2,669
AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value
	BIOTECHNOLOGY - 3.0% (continued)
700	Repligen Corp. *	$ 3,416
250	Seattle Genetics, Inc. *	2,270
400	Sinovac Biotech Ltd. *	2,964
4,410	Telik, Inc. *	3,493
250	Transcept Pharmaceuticals, Inc. *	1,373
70	United Therapeutics Corp. *	2,978
100	Vertex Pharmaceuticals, Inc. *	3,356
740	WuXi PharmaTech Cayman, Inc. - ADR *	9,494
		214,247
	COMMERCIAL SERVICES - 3.8%
960	Albany Molecular Research, Inc. *	7,814
480	Brink's Home Security Holdings, Inc. *	14,870
730	Cornell Cos, Inc. *	16,673
720	Corrections Corp. of America *	17,237
940	DynCorp International, Inc. - Cl. A *	15,980
350	Emergency Medical Services Corp. - Cl. A *	16,807
810	Genpact Ltd. *	9,647
850	Geo Group, Inc./The *	17,978
3,150	Hackett Group, Inc./The *	9,828
9,650	Hooper Holmes, Inc. *	7,238
1,030	Integramed America, Inc. *	8,755
660	Kendle International, Inc. *	11,141
290	Landauer, Inc.	15,019
4,230	Luna Innovations, Inc. *	4,949
820	Monster Worldwide, Inc. *	11,906
700	Parexel International Corp. *	8,764
440	Pharmaceutical Product Development, Inc.	9,482
500	Protection One, Inc. *	2,690
4,090	Rural/Metro Corp. *	20,655
1,140	Ticketmaster Entertainment, Inc. *	11,001
960	Valassis Communications, Inc. *	17,501
860	Viad Corp.	15,050
		270,985
	COMPUTERS - 5.5%
270	Accenture PLC - Cl. A	10,012
4,960	Agilysys, Inc.	23,362
2,630	BluePhoenix Solutions Ltd. *	6,864
AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value
	COMPUTERS - 5.5% (continued)
1,830	Brocade Communications Systems, Inc. *	$ 15,701
210	CACI International, Inc. - Cl. A *	10,000
850	CGI Group, Inc. *	10,379
2,340	Ciber, Inc. *	7,535
260	Cognizant Technology Solutions Corp. - Cl. A *	10,049
1,370	Cogo Group, Inc. *	7,686
210	Computer Sciences Corp. *	10,649
1,230	Computer Task Group, Inc. *	8,573
660	Dynamics Research Corp. *	8,455
1,120	Echelon Corp. *	15,288
2,930	Icad, Inc. *	5,128
1,350	iGate Corp.	11,921
210	Infosys Technologies Ltd. - ADR	9,660
2,670	Insight Enterprises, Inc. *	28,088
90	International Business Machines Corp.	10,855
600	Interphase Corp. *	1,428
600	Isilon Systems, Inc. *	3,150
4,450	LivePerson, Inc. *	22,384
300	NCI, Inc. - Cl. A *	8,073
1,260	Ness Technologies, Inc. *	8,303
5,520	NetList, Inc. *	3,581
480	Palm, Inc. *	5,573
110	Research In Motion Ltd. *	6,460
650	Riverbed Technology, Inc. *	13,319
160	SanDisk Corp. *	3,277
1,400	Silicon Storage Technology, Inc. *	2,842
890	SMART Modular Technologies WWH, Inc. *	3,613
460	SRA International, Inc. - Cl. A *	8,630
100	STEC, Inc. *	2,132
230	Syntel, Inc.	8,241
340	Telvent GIT SA	9,775
374	Unisys Corp. *	10,898
510	VanceInfo Technologies, Inc. - ADR *	7,701
910	Virtusa Corp. *	8,172
3,153	Voltaire Ltd. *	13,716
28,250	Wave Systems Corp. *	28,532
580	Wipro Ltd. - ADR	9,947
		399,952
AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value
	DISTRIBUTION/WHOLESALE - 2.1%
3,730	Brightpoint, Inc. *	$ 27,490
1,940	Ingram Micro, Inc. *	34,241
14,840	Navarre Corp. *	34,280
1,150	Scansource, Inc. *	29,199
780	Tech Data Corp. *	29,975
		155,185
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
7,780	E*Trade Financial Corp. *	11,359
820	optionsXpress Holdings, Inc.	12,817
710	TD Ameritrade Holding Corp. *	13,703
1,630	TradeStation Group, Inc. *	12,584
		50,463
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
2,790	Superconductor Technologies, Inc. *	7,784

	ELECTRONICS - 7.0%
260	American Science & Engineering, Inc.	17,191
150	Analogic Corp.	5,601
1,810	Benchmark Electronics, Inc. *	30,408
3,440	Celestica, Inc. *	28,552
990	Checkpoint Systems, Inc. *	13,434
1,540	Cogent, Inc. *	14,861
3,510	CTS Corp.	31,450
2,000	Daktronics, Inc.	15,040
7,093	DRI Corp. *	16,172
4,370	Flextronics International Ltd. *	28,318
220	Garmin Ltd.	6,657
6,400	ICOP Digital, Inc. *	3,712
2,760	ICx Technologies, Inc. *	13,938
11,490	Iteris, Inc. *	16,316
2,440	Jabil Circuit, Inc.	32,647
2,340	L-1 Identity Solutions, Inc. *	13,829
2,900	LaBarge, Inc. *	32,190
3,130	LoJack Corp. *	13,209
800	MEMSIC, Inc. *	2,720
2,000	Merix Corp. *	3,180
6,050	NAM TAI Electronics, Inc.	33,578
AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value
	ELECTRONICS - 7.0% (continued)
280	OSI Systems, Inc. *	$ 5,496
1,240	Plexus Corp. *	31,372
13,950	RAE Systems, Inc. *	10,881
3,800	Sanmina-SCI Corp. *	24,396
3,560	Taser International, Inc. *	14,560
370	Trimble Navigation Ltd. *	7,759
2,850	TTM Technologies, Inc. *	28,985
6,160	Wells-Gardner Electronics Corp. *	12,074
		508,526
	ENTERTAINMENT - 2.5%
380	Bally Technologies, Inc. *	14,968
370	Churchill Downs, Inc.	11,611
2,590	Dover Downs Gaming & Entertainment, Inc.	12,303
17,100	Elixir Gaming Technologies, Inc. *	4,788
4,820	Empire Resorts, Inc. *	13,014
2,650	FortuNet, Inc.	3,604
670	International Game Technology	11,953
1,220	Isle of Capri Casinos, Inc. *	9,455
4,310	Lakes Entertainment, Inc. *	10,603
1,010	National CineMedia, Inc.	16,160
540	Penn National Gaming, Inc. *	13,570
1,410	Pinnacle Entertainment, Inc. *	11,915
4,890	PokerTek, Inc. *	4,401
900	Scientific Games Corp. *	12,663
1,530	Shuffle Master, Inc. *	11,949
6,610	Youbet.com, Inc. *	15,269
		178,226
	ENVIRONMENTAL CONTROL - 0.2%
590	Mine Safety Appliances Co.	15,039

	FOOD - 3.8%
2,110	American Dairy, Inc. *	61,063
3,370	Dean Foods Co. *	61,435
4,950	Groupe Danone SA	59,400
2,900	Lifeway Foods, Inc. *	34,916
840	Wimm-Bill-Dann Foods OJSC - ADR *	56,767
		273,581
AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value
	HEALTHCARE-PRODUCTS - 4.7%
210	Abaxis, Inc. *	$ 4,792
870	Accuray, Inc. *	5,020
670	Affymetrix, Inc. *	3,504
2,020	Angiotech Pharmaceuticals, Inc. *	2,626
1,290	AtriCure, Inc. *	5,263
80	Beckman Coulter, Inc.	5,146
3,350	Biolase Technology, Inc. *	6,231
600	Bruker Corp. *	6,504
2,240	BSD Medical Corp. *	5,197
2,160	Caliper Life Sciences, Inc. *	4,774
370	Cantel Medical Corp. *	5,942
1,350	Cardiac Science Corp. *	4,725
4,000	Cardica, Inc. *	5,000
1,280	CardioNet, Inc. *	7,565
560	Cardiovascular Systems, Inc. *	2,738
460	Cepheid, Inc. *	6,104
1,590	Cerus Corp. *	2,671
380	China Medical Technologies, Inc. - ADR	5,966
660	Cutera, Inc. *	5,947
520	Cynosure, Inc. - Cl. A *	5,210
720	DexCom, Inc. *	4,939
2,140	Digirad Corp. *	5,243
570	Electro-Optical Sciences, Inc. *	5,734
90	Gen-Probe, Inc. *	3,755
410	Given Imaging Ltd.	5,838
100	Haemonetics Corp. *	5,150
1,660	Hansen Medical, Inc. *	4,250
2,210	HealthTronics, Inc. *	5,061
280	Hill-Rom Holdings, Inc.	5,485
340	Hologic, Inc. *	5,025
80	Hospira, Inc. *	3,571
120	Idexx Laboratories, Inc. *	6,134
20	Intuitive Surgical, Inc. *	4,927
500	IRIS International, Inc. *	5,070
160	Kinetic Concepts, Inc. *	5,310
310	Luminex Corp. *	4,563
590	MAKO Surgical Corp. *	5,340
AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value
	HEALTHCARE-PRODUCTS - 4.7% (continued)
240	Masimo Corp. *	$ 6,377
1,010	Medtox Scientific, Inc. *	10,080
5,830	Merge Healthcare, Inc. *	20,871
200	Mindray Medical International Ltd. - ADR	6,146
400	Natus Medical, Inc. *	5,556
1,080	NxStage Medical, Inc. *	6,026
400	Palomar Medical Technologies, Inc. *	4,064
160	QIAGEN NV *	3,333
230	Sirona Dental Systems, Inc. *	6,189
350	Somanetics Corp. *	5,233
240	SonoSite, Inc. *	5,950
1,100	Spectranetics Corp. *	6,270
1,550	Stereotaxis, Inc. *	5,596
220	STERIS Corp.	6,437
580	Syneron Medical Ltd. *	6,380
60	Techne Corp.	3,751
9,110	ThermoGenesis Corp. *	5,375
1,690	TomoTherapy, Inc. *	5,611
70	Varian Medical Systems, Inc. *	2,869
1,870	Vital Images, Inc. *	21,337
420	Volcano Corp. *	6,027
140	Zoll Medical Corp. *	2,719
		338,517
	HEALTHCARE-SERVICES - 2.2%
250	Air Methods Corp. *	7,635
1,570	Alliance HealthCare Services, Inc. *	8,541
280	Bio-Reference Labs, Inc. *	9,052
1,100	BioClinica, Inc. *	4,906
170	Covance, Inc. *	8,786
14,540	Encorium Group, Inc. *	5,863
290	Genoptix, Inc. *	10,089
1,690	Health Fitness Corp. *	10,106
620	Healthways, Inc. *	9,970
16,000	Hythiam, Inc. *	6,880
390	ICON PLC - ADR *	9,633
330	IPC The Hospitalist Co., Inc. *	9,999
140	Laboratory Corp. of America Holdings *	9,645
1,150	MDS, Inc. *	9,166
AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value
	HEALTHCARE-SERVICES - 2.2% (continued)
1,390	Nighthawk Radiology Holdings, Inc. *	$ 8,326
5,630	Orchid Cellmark, Inc. *	8,614
170	Quest Diagnostics, Inc./DE	9,508
780	Virtual Radiologic Corp. *	10,023
		156,742
	HOME FURNISHINGS - 0.1%
1,220	Audiovox Corp. *	7,881

	INTERNET - 15.9%
9,260	ActivIdentity Corp. *	21,020
2,540	Alloy, Inc. *	16,713
140	Amazon.com, Inc. *	16,633
1,580	Answers Corp. *	16,353
5,510	Art Technology Group, Inc. *	22,701
19,010	Autobytel, Inc. *	14,258
710	Avocent Corp. *	17,658
40	Baidu, Inc./China - ADR *	15,117
3,820	Bidz.com, Inc. *	11,078
1,140	Blue Coat Systems, Inc. *	25,399
210	Blue Nile, Inc. *	12,611
1,550	China Finance Online Co. Ltd. - ADR *	12,446
3,800	CryptoLogic Ltd.	14,934
2,190	Dice Holdings, Inc. *	13,162
5,780	Drugstore.Com, Inc. *	16,011
560	eBay, Inc. *	12,471
8,400	Ediets.Com, Inc. *	11,760
3,420	eResearchTechnology, Inc. *	25,308
590	Expedia, Inc. *	13,375
1,850	Giant Interactive Group, Inc. - ADR	13,524
4,280	GigaMedia Ltd. *	17,548
2,000	Global Sources Ltd. *	12,380
30	Google, Inc. - Cl. A *	16,084
690	GSI Commerce, Inc. *	13,089
660	IAC/InterActiveCorp *	12,500
1,980	Infospace, Inc. *	16,969
2,690	Internet Capital Group, Inc. *	19,556
1,320	Knot, Inc./The *	14,084
3,390	Lionbridge Technologies, Inc. *	7,085
AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value
	INTERNET - 15.9% (continued)
1,260	Liquidity Services, Inc. *	$ 12,121
2,880	Local.com Corp. *	14,861
1,470	LoopNet, Inc. *	12,833
590	McAfee, Inc. *	24,709
350	MercadoLibre, Inc. *	12,527
2,780	ModusLink Global Solutions, Inc. *	22,852
5,600	Move, Inc. *	11,480
310	Netease.com - ADR *	11,972
310	NetFlix, Inc. *	16,570
1,120	NIC, Inc.	9,811
8,630	Openwave Systems, Inc. *	19,590
2,180	Orbitz Worldwide, Inc. *	11,401
910	Overstock.com, Inc. *	12,740
1,340	PC-Tel, Inc. *	7,852
300	Perfect World Co. Ltd. - ADR *	13,203
1,180	Perficient, Inc. *	9,605
80	priceline.com, Inc. *	12,623
1,910	RADVision Ltd. *	11,785
6,280	RealNetworks, Inc. *	22,420
4,430	Rediff.Com India Ltd. - ADR *	13,290
1,240	Sapient Corp. *	10,094
300	Shanda Interactive Entertainment Ltd. - ADR *	13,104
800	Shutterfly, Inc. *	11,280
380	Sina Corp/China *	14,208
220	Sohu.com, Inc. *	12,232
3,050	SonicWALL, Inc. *	24,217
1,200	Sourcefire, Inc. *	24,360
1,440	Stamps.com, Inc. *	14,458
9,490	support.com, Inc. *	22,776
1,580	Symantec Corp. *	27,776
2,640	TechTarget, Inc. *	16,632
4,950	TheStreet.com, Inc.	12,326
1,090	Travelzoo, Inc. *	15,064
1,300	Valueclick, Inc. *	12,792
2,940	VASCO Data Security International, Inc. *	17,875
1,080	VeriSign, Inc. *	24,635
1,220	Vitacost.com, Inc. *	12,102
3,170	Web.com Group, Inc. *	22,317
AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value
	INTERNET - 15.9% (continued)
1,158	WebMD Health Corp. - Cl. A *	$ 39,441
1,340	Websense, Inc. *	21,520
2,000	Webzen, Inc. *	5,820
810	Yahoo!, Inc. *	12,879
10,200	Zix Corp. *	18,656
		1,142,636
	IRON/STEEL - 3.9%
1,360	AK Steel Holding Corp.	21,583
740	ArcelorMittal	25,175
900	Cia Siderurgica Nacional SA	29,844
2,060	Gerdau SA	31,106
3,360	Grupo Simec SAB de CV - ADR *	24,528
1,540	Mechel - ADR	26,426
600	Nucor Corp.	23,910
270	POSCO - ADR	27,572
1,800	Steel Dynamics, Inc.	24,102
1,090	Ternium SA - ADR *	27,392
630	United States Steel Corp.	21,729
		283,367
	LEISURE TIME - 0.4%
2,810	Multimedia Games, Inc. *	13,797
320	WMS Industries, Inc. *	12,794
		26,591
	LODGING - 1.6%
930	Ameristar Casinos, Inc.	13,690
1,310	Boyd Gaming Corp. *	9,642
4,950	Century Casinos, Inc. *	14,207
850	Las Vegas Sands Corp. *	12,827
2,060	Melco Crown Entertainment Ltd. - ADR *	10,218
1,190	MGM Mirage *	11,031
1,340	Monarch Casino & Resort, Inc. *	9,300
4,410	MTR Gaming Group, Inc. *	9,570
19,960	Riviera Holdings Corp. *	11,577
200	Wynn Resorts Ltd. *	10,844
		112,906
	MEDIA - 0.5%
820	DG FastChannel, Inc. *	17,195
410	WPP PLC	18,360
		35,555
AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value
	METAL FABRICATE/HARDWARE - 0.8%
1,040	Ampco-Pittsburgh Corp.	$ 27,976
780	Tenaris SA	27,784
		55,760
	MISCELLANEOUS MANUFACTUR - 0.4%
610	Brink's Co./The	14,475
850	China Fire & Security Group, Inc. *	12,087
		26,562
	OPTICAL RECOGNITION EQUIPMENT - 0.1%
3,240	PositiveID Corp*	4,990

	PHARMACEUTICALS - 8.4%
1,800	Adolor Corp. *	2,610
2,360	Alexza Pharmaceuticals, Inc. *	5,050
450	Alkermes, Inc. *	3,587
580	Allos Therapeutics, Inc. *	3,277
350	Amicus Therapeutics, Inc. *	1,344
540	Anika Therapeutics, Inc. *	3,953
1,180	Array Biopharma, Inc. *	2,112
1,680	AVANIR Pharmaceuticals, Inc. *	3,074
760	Biodel, Inc. *	3,177
800	BioDelivery Sciences International, Inc. *	3,184
230	BioMarin Pharmaceutical, Inc. *	3,579
1,540	BioScrip, Inc. *	11,612
7,060	Caraco Pharmaceutical Laboratories Ltd. *	25,981
350	Catalyst Health Solutions, Inc. *	10,980
1,600	Clarient, Inc. *	5,184
530	Cypress Bioscience, Inc. *	3,254
1,310	Durect Corp. *	2,764
1,060	Dyax Corp. *	3,328
130	Express Scripts, Inc. *	10,390
410	Flamel Technologies SA - ADR *	3,670
1,600	Hi-Tech Pharmacal Co., Inc. *	29,184
240	Isis Pharmaceuticals, Inc. *	3,041
11,700	KV Pharmaceutical Co. *	44,460
700	Lannett Co., Inc. *	4,704
560	MannKind Corp. *	2,923
170	Medco Health Solutions, Inc. *	9,540
160	Medivation, Inc. *	4,083
AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value
	PHARMACEUTICALS - 8.4% (continued)
2,240	Mylan, Inc./PA *	$ 36,378
1,060	Nabi Biopharmaceuticals *	3,445
360	Nektar Therapeutics *	2,923
1,140	Neurocrine Biosciences, Inc. *	2,531
1,160	Novogen Ltd. *	3,318
380	Omnicare, Inc.	8,235
130	Onyx Pharmaceuticals, Inc. *	3,458
300	Optimer Pharmaceuticals, Inc. *	3,468
14,700	Ore Pharmaceutical Holdings, Inc. *	9,114
350	Orexigen Therapeutics, Inc. *	2,261
260	Osiris Therapeutics, Inc. *	1,651
2,460	OXiGENE, Inc. *	2,780
1,670	Par Pharmaceutical Cos, Inc. *	35,020
1,060	Perrigo Co.	39,421
510	PharMerica Corp. *	7,869
560	Poniard Pharmaceuticals, Inc. *	3,668
850	Progenics Pharmaceuticals, Inc. *	3,562
3,690	Repros Therapeutics, Inc. *	3,432
550	Rigel Pharmaceuticals, Inc. *	3,526
280	Savient Pharmaceuticals, Inc. *	3,528
510	SIGA Technologies, Inc. *	3,254
4,510	Simcere Pharmaceutical Group - ADR *	35,629
460	Spectrum Pharmaceuticals, Inc. *	1,909
720	Sucampo Pharmaceuticals, Inc. - Cl. A *	3,146
510	SXC Health Solutions Corp. *	23,297
4,370	Synutra International, Inc. *	52,877
712	Teva Pharmaceutical Industries Ltd.	35,942
250	Theravance, Inc. *	3,493
690	Trubion Pharmaceuticals, Inc. *	3,008
250	Vanda Pharmaceuticals, Inc. *	2,550
360	VCA Antech, Inc. *	8,575
360	Viropharma, Inc. *	2,714
980	Watson Pharmaceuticals, Inc. *	33,732
160	XenoPort, Inc. *	2,669
		602,428
	RETAIL - 1.6%
1,620	Allion Healthcare, Inc. *	10,433
6,000	PC Connection, Inc. *	35,280
4,680	PC Mall, Inc. *	33,181
2,680	Systemax, Inc. *	36,126
		115,020
AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value
	SEMICONDUCTORS - 4.7%
300	Actel Corp. *	$ 3,576
1,570	Actions Semiconductor Co. Ltd. - ADR *	3,799
740	Advanced Analogic Technologies, Inc. *	2,331
600	Advanced Micro Devices, Inc. *	2,760
1,010	Advanced Semiconductor Engineering, Inc. - ADR	3,909
210	Altera Corp.	4,156
490	Amkor Technology, Inc. *	2,700
840	Anadigics, Inc. *	2,696
140	Analog Devices, Inc.	3,588
420	Applied Micro Circuits Corp. *	3,284
560	ARM Holdings Plc - ADR	4,071
880	Atmel Corp. *	3,274
130	Broadcom Corp. *	3,459
1,110	California Micro Devices Corp. *	3,319
190	Cavium Networks, Inc. *	3,602
370	Ceva, Inc. *	3,748
3,490	ChipMOS TECHNOLOGIES Bermuda Ltd. *	2,618
610	Cirrus Logic, Inc. *	2,952
1,250	Conexant Systems, Inc. *	3,425
110	Cree, Inc. *	4,631
360	Cypress Semiconductor Corp. *	3,035
210	Diodes, Inc. *	3,440
490	DSP Group, Inc. *	2,832
1,130	Entropic Communications, Inc. *	2,972
450	Exar Corp. *	3,105
470	Fairchild Semiconductor International, Inc. - Cl. A *	3,516
850	GSI Technology, Inc. *	3,069
850	Himax Technologies, Inc. - ADR	2,244
100	Hittite Microwave Corp. *	3,680
1,450	Ikanos Communications, Inc. *	2,509
660	Infineon Technologies AG - ADR *	2,950
540	Integrated Device Technology, Inc. *	3,175
940	Integrated Silicon Solution, Inc. *	3,290
200	Intel Corp.	3,822
230	International Rectifier Corp. *	4,204
270	Intersil Corp. - Cl. A	3,389
350	IXYS Corp. *	2,345
1,390	Lattice Semiconductor Corp. *	2,655
140	Linear Technology Corp.	3,623
700	LSI Corp. *	3,584
AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value
	SEMICONDUCTORS - 4.7% (continued)
210	Marvell Technology Group Ltd. *	$ 2,881
210	Maxim Integrated Products, Inc.	3,501
220	Mellanox Technologies Ltd. *	3,839
450	Micrel, Inc.	3,362
150	Microchip Technology, Inc.	3,594
460	Micron Technology, Inc. *	3,123
240	Microsemi Corp. *	3,194
1,460	Microtune, Inc. *	2,497
1,180	Mindspeed Technologies, Inc. *	4,118
900	MIPS Technologies, Inc. *	3,555
150	Monolithic Power Systems, Inc. *	2,999
1,380	MoSys, Inc. *	3,257
270	National Semiconductor Corp.	3,494
90	Netlogic Microsystems, Inc. *	3,421
230	NVIDIA Corp. *	2,751
650	O2Micro International Ltd. *	2,853
230	Omnivision Technologies, Inc. *	2,820
480	ON Semiconductor Corp. *	3,211
370	Pericom Semiconductor Corp. *	3,482
990	Pixelworks, Inc. *	2,426
860	PLX Technology, Inc. *	2,700
420	PMC - Sierra, Inc. *	3,578
100	Power Integrations, Inc.	3,120
840	QLogic Corp. *	14,734
2,380	QuickLogic Corp. *	5,141
220	Rambus, Inc. *	3,520
1,340	Ramtron International Corp. *	2,265
760	Rovi Corp. *	20,938
260	Rubicon Technology, Inc. *	3,931
1,290	Semiconductor Manufacturing International Corp. - ADR *	3,122
210	Semtech Corp. *	3,249
220	Sigma Designs, Inc. *	2,642
1,420	Silicon Image, Inc. *	2,996
90	Silicon Laboratories, Inc. *	3,771
970	Silicon Motion Technology Corp. - ADR *	3,395
520	Siliconware Precision Industries Co.	3,500
330	Skyworks Solutions, Inc. *	3,442
740	Spreadtrum Communications, Inc. - ADR *	4,233
170	Standard Microsystems Corp. *	3,274
450	STMicroelectronics NV	3,582
130	Supertex, Inc. *	3,153
AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value
	SEMICONDUCTORS - 4.7% (continued)
361	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	$ 3,444
390	Techwell, Inc. *	4,048
130	Tessera Technologies, Inc. *	2,874
160	Texas Instruments, Inc.	3,752
3,320	Tower Semiconductor Ltd. *	3,234
4,840	Transwitch Corp. *	2,188
470	TriQuint Semiconductor, Inc. *	2,533
890	United Microelectronics Corp. - ADR *	2,928
1,070	Vimicro International Corp. - ADR *	3,831
770	Virage Logic Corp. *	4,543
9,160	Vitesse Semiconductor Corp. *	1,878
210	Volterra Semiconductor Corp. *	2,909
160	Xilinx, Inc.	3,480
290	Zoran Corp. *	2,572
		340,215
	SOFTWARE - 8.0%
4,050	Accelrys, Inc. *	21,992
1,050	Acxiom Corp. *	12,054
1,180	Allscripts-Misys Healthcare Solutions, Inc. *	23,010
6,683	AMICAS, Inc. *	21,051
1,070	ArcSight, Inc. *	26,450
1,940	Ariba, Inc. *	22,931
590	athenahealth, Inc. *	22,190
7,550	Authentidate Holding Corp. *	9,589
320	Cerner Corp. *	24,333
350	Changyou.com Ltd. - ADR *	10,546
910	Check Point Software Technologies *	28,274
620	Computer Programs & Systems, Inc.	26,189
4,200	Descartes Systems Group, Inc./The *	21,924
1,690	Digi International, Inc. *	13,436
2,520	Double-Take Software, Inc. *	23,360
1,240	Eclipsys Corp. *	23,250
1,260	Innodata Isogen, Inc. *	8,165
210	Mantech International Corp. - Cl. A *	9,211
1,060	MedAssets, Inc. *	23,256
620	Medidata Solutions, Inc. *	9,796
540	Omnicell, Inc. *	5,314
530	Patni Computer Systems Ltd.	10,203
1,710	Phase Forward, Inc. *	22,418
390	Quality Systems, Inc.	23,798
1,280	RADWARE Ltd. *	14,810
AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value
	SOFTWARE - 8.0% (continued)
1,370	Satyam Computer Services Ltd. *	$ 7,247
1,230	Shanda Games Ltd. - ADR *	12,251
1,070	SYNNEX Corp. *	27,531
1,980	The9 Ltd.	14,850
1,420	Trident Microsystems, Inc. *	2,670
590	Tyler Technologies, Inc. *	11,222
1,770	Verint Systems, Inc. *	27,258
4,820	Wireless Ronin Technologies, Inc. *	15,805
		576,384
	TELECOMMUNICATIONS - 6.9%
2,750	3Com Corp. *	14,135
1,230	Airvana, Inc. *	7,515
3,740	Allot Communications Ltd. *	15,371
3,480	Alvarion Ltd. *	13,676
430	Amdocs Ltd. *	10,836
490	Anaren, Inc. *	7,164
120	Atheros Communications, Inc. *	2,954
590	Black Box Corp.	15,641
2,980	CalAmp Corp. *	9,268
990	Ceragon Networks Ltd. *	8,831
1,760	China GrenTech Corp. Ltd. - ADR *	7,058
2,520	China Techfaith Wireless Communication Technology Ltd. - ADR *	7,736
610	Cisco Systems, Inc. *	13,939
250	Comtech Telecommunications Corp. *	8,030
6,239	EF Johnson Technologies, Inc. *	8,423
400	EMS Technologies, Inc. *	6,972
2,630	EndWave Corp. *	6,128
5,130	Extreme Networks *	10,209
1,120	EZchip Semiconductor Ltd. *	13,406
2,200	Gilat Satellite Networks Ltd. *	9,878
1,240	Globecomm Systems, Inc. *	8,382
1,190	Harris Stratex Networks, Inc. *	7,497
400	InterDigital, Inc./PA *	8,224
530	Juniper Networks, Inc. *	13,520
840	KVH Industries, Inc. *	8,820
10,710	LiveWire Mobile, Inc. *	3,106
1,230	LogMeIn, Inc. *	24,723
300	Loral Space & Communications, Inc. *	7,926
970	Motorola, Inc.	8,313
15,614	MRV Communications, Inc. *	11,554
780	Netgear, Inc. *	14,219

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
Shares		Value
	TELECOMMUNICATIONS - 6.9% (continued)
1,990	Network Equipment Technologies, Inc. *	$ 6,567
9,280	Nextwave Wireless, Inc. *	5,382
580	Nokia OYJ	7,314
740	Novatel Wireless, Inc. *	6,601
5,090	Orsus Xelent Technologies, Inc. *	3,970
3,510	Parkervision, Inc. *	9,723
540	Polycom, Inc. *	11,594
5,220	Powerwave Technologies, Inc. *	6,525
2,890	Qiao Xing Mobile Communication Co. Ltd. *	8,815
3,980	Qiao Xing Universal Telephone, Inc. *	7,363
200	QUALCOMM, Inc.	8,282
2,800	Relm Wireless Corp. *	7,756
620	RF Micro Devices, Inc. *	2,468
840	Sierra Wireless, Inc. *	7,568
1,530	Silicom Ltd. *	12,546
330	Starent Networks Corp. *	11,134
1,730	Symmetricom, Inc. *	8,287
830	Telefonaktiebolaget LM Ericsson	8,632
1,170	Telestone Technologies Corp. *	9,489
2,590	Telular Corp. *	7,692
4,000	Utstarcom, Inc. *	7,240
350	Viasat, Inc. *	10,203
10,800	Westell Technologies, Inc. *	12,096
		500,701

	TOTAL COMMON STOCK ( Cost - $5,742,367)	6,606,954

	OPTIONS - 8.1%
	PUT OPTIONS - 8.1%
85	S&P 500 Index @ $1,100 Expires November 2009	584,800
	(Cost $ 321,673)

	SHORT-TERM INVESTMENTS - 0.4%
	MONEY MARKET FUND - 0.4%
24,822	Goldman Sachs Financial Square Funds - Government Fund (Cost - $24,822)	24,822
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $24,822)

	TOTAL INVESTMENTS - 100.3% ( Cost - $6,088,862)	$7,216,576
	LIABILITIES LESS OTHER ASSETS - (0.3) %	(18,064)
	NET ASSETS - 100.0%	$7,198,512

*	Non-income producing security.
	ADR - American Depositary Receipts
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes was substantially the same.
	At October 31, 2009 net unrealized appreciation for all securities was $1,127,714. This consists of aggregate
	gross unrealized appreciation of $1,417,803 and aggregate gross unrealized depreciation of $(290,089).

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2009 (Unaudited)
	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual
	and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP
	establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either inputs may include quoted directly or indirectly.  These prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2009 for the Fund’s assets and liabilities measured at fair value:

	Assets *	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 6,606,954	-	-	6,606,954
	Derivatives	584,800			584,800
	Money Market Funds	24,822	-	-	24,822
	Total	$ 7,216,576	-	-	$ 7,216,576

	Derivatives include put options
	The Fund did not hold any Level 3 securities during the period
*	Refer to the Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/29/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/29/09